JPMorgan BetaBuilders Japan ETF
Schedule of Portfolio Investments as of July 31, 2023
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.2%
Air Freight & Logistics — 0.5%
Nippon Express Holdings, Inc.	188,500	11,051,987
SG Holdings Co. Ltd.	1,079,500	15,753,695
Yamato Holdings Co. Ltd.	740,500	13,868,063
		40,673,745
Automobile Components — 2.2%
Aisin Corp.	403,300	13,105,284
Bridgestone Corp.	1,364,700	56,628,776
Denso Corp.	1,124,400	78,289,153
Koito Manufacturing Co. Ltd.	569,300	10,467,963
Niterra Co. Ltd.	379,600	8,026,654
Stanley Electric Co. Ltd.	334,900	6,188,718
Sumitomo Electric Industries Ltd.	1,762,600	22,600,011
		195,306,559
Automobiles — 8.3%
Honda Motor Co. Ltd.	3,784,400	120,651,971
Isuzu Motors Ltd.	1,382,000	17,953,211
Mazda Motor Corp.	1,335,800	13,251,797
Mitsubishi Motors Corp.	1,524,700	6,157,542
Nissan Motor Co. Ltd.	5,256,600	23,156,105
Subaru Corp.	1,368,000	25,928,504
Suzuki Motor Corp.	1,089,000	43,740,332
Toyota Motor Corp.	27,933,200	469,662,178
Yamaha Motor Co. Ltd.	781,900	22,932,273
		743,433,913
Banks — 6.5%
Bank of Kyoto Ltd. (The)	168,700	9,956,640
Chiba Bank Ltd. (The)	1,635,100	11,496,964
Concordia Financial Group Ltd.	2,615,700	11,964,273
Fukuoka Financial Group, Inc.	421,300	10,151,508
Japan Post Bank Co. Ltd.	3,037,100	25,267,287
Mitsubishi UFJ Financial Group, Inc.	26,798,300	215,786,730
Mizuho Financial Group, Inc.	5,645,000	95,769,481
Resona Holdings, Inc.	5,286,500	28,780,147
SBI Shinsei Bank Ltd.	133,900	2,696,608
Sumitomo Mitsui Financial Group, Inc.	3,057,100	143,230,288
Sumitomo Mitsui Trust Holdings, Inc.	820,100	31,903,291
		587,003,217
Beverages — 0.9%
Asahi Group Holdings Ltd.	1,130,200	44,427,351
Kirin Holdings Co. Ltd.	1,850,500	27,332,703
Suntory Beverage & Food Ltd.	284,300	10,120,231
		81,880,285

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Broadline Retail — 0.4%
Pan Pacific International Holdings Corp.	1,185,600	23,441,214
Rakuten Group, Inc. (a)	3,280,900	12,850,511
		36,291,725
Building Products — 1.9%
AGC, Inc.	506,000	18,283,626
Daikin Industries Ltd.	653,100	132,056,002
Lixil Corp.	640,300	8,182,926
TOTO Ltd.	353,600	10,870,417
		169,392,971
Capital Markets — 0.9%
Daiwa Securities Group, Inc.	3,311,600	17,951,877
Japan Exchange Group, Inc.	1,176,100	20,491,429
Nomura Holdings, Inc.	6,684,700	27,654,438
SBI Holdings, Inc.	608,900	12,858,320
		78,956,064
Chemicals — 3.8%
Asahi Kasei Corp.	3,098,000	21,112,106
JSR Corp. (a)	465,500	13,353,665
Kansai Paint Co. Ltd.	573,000	9,392,240
Mitsubishi Chemical Group Corp.	3,184,200	19,047,336
Mitsubishi Gas Chemical Co., Inc.	457,100	6,855,833
Mitsui Chemicals, Inc.	416,100	11,964,527
Nippon Paint Holdings Co. Ltd.	2,372,500	21,737,473
Nippon Sanso Holdings Corp.	473,600	11,452,289
Nissan Chemical Corp.	313,900	14,105,308
Nitto Denko Corp.	333,300	23,701,301
Shin-Etsu Chemical Co. Ltd.	4,497,500	148,169,478
Sumitomo Chemical Co. Ltd.	3,684,700	11,364,197
Toray Industries, Inc.	3,625,400	20,300,120
Tosoh Corp.	721,000	9,423,955
		341,979,828
Commercial Services & Supplies — 0.7%
Dai Nippon Printing Co. Ltd.	587,800	16,708,798
Secom Co. Ltd.	478,700	32,123,113
Toppan, Inc.	780,800	18,378,876
		67,210,787
Construction & Engineering — 0.6%
Kajima Corp.	1,056,400	16,693,716
Obayashi Corp.	1,601,200	14,804,437
Shimizu Corp.	1,419,500	9,779,698
Taisei Corp.	416,300	15,776,283
		57,054,134

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Consumer Finance — 0.1%
Acom Co. Ltd.	1,044,000	2,566,643
Marui Group Co. Ltd.	466,000	8,348,031
		10,914,674
Consumer Staples Distribution & Retail — 1.8%
Aeon Co. Ltd.	1,935,900	41,928,990
Cosmos Pharmaceutical Corp.	48,100	5,557,825
Kobe Bussan Co. Ltd.	317,400	8,454,134
Lawson, Inc.	114,100	5,724,944
MatsukiyoCocokara & Co.	318,900	18,662,543
Seven & i Holdings Co. Ltd.	1,770,800	73,461,794
Welcia Holdings Co. Ltd.	225,900	4,252,287
		158,042,517
Diversified REITs — 0.3%
Daiwa House REIT Investment Corp.	4,762	9,375,574
Nomura Real Estate Master Fund, Inc.	10,472	12,458,945
United Urban Investment Corp.	6,887	7,433,628
		29,268,147
Diversified Telecommunication Services — 0.8%
Nippon Telegraph & Telephone Corp.	66,484,500	76,239,025
Electric Utilities — 0.6%
Chubu Electric Power Co., Inc.	1,686,200	21,124,382
Kansai Electric Power Co., Inc. (The)	1,838,400	24,151,581
Tokyo Electric Power Co. Holdings, Inc. *	1,783,000	7,080,367
		52,356,330
Electrical Equipment — 1.7%
Fuji Electric Co. Ltd.	332,300	15,023,151
Mitsubishi Electric Corp.	4,774,100	68,895,669
NIDEC Corp.	1,180,600	70,511,308
		154,430,128
Electronic Equipment, Instruments & Components — 5.1%
Hamamatsu Photonics KK	327,300	15,769,764
Hirose Electric Co. Ltd.	69,500	8,802,710
Ibiden Co. Ltd.	314,400	19,109,020
Keyence Corp.	446,400	200,318,528
Kyocera Corp.	768,500	41,354,594
Murata Manufacturing Co. Ltd.	1,424,700	84,629,623
Omron Corp.	460,900	24,739,388
Shimadzu Corp.	615,300	18,687,172
TDK Corp.	863,900	33,094,520
Yokogawa Electric Corp.	530,700	9,965,967
		456,471,286
Entertainment — 2.1%
Capcom Co. Ltd.	354,900	15,958,788
Koei Tecmo Holdings Co. Ltd.	272,200	4,657,653
Konami Group Corp.	221,000	12,397,365

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Entertainment — continued
Nexon Co. Ltd.	1,004,600	19,167,180
Nintendo Co. Ltd.	2,597,000	117,474,670
Square Enix Holdings Co. Ltd.	197,600	9,152,688
Toho Co. Ltd.	284,600	11,094,550
		189,902,894
Financial Services — 0.8%
GMO Payment Gateway, Inc.	101,900	7,773,835
Mitsubishi HC Capital, Inc.	1,758,800	11,635,115
ORIX Corp.	2,606,100	50,132,329
Tokyo Century Corp.	106,900	4,187,007
		73,728,286
Food Products — 1.5%
Ajinomoto Co., Inc.	1,178,700	45,927,923
Kikkoman Corp.	427,100	24,614,159
MEIJI Holdings Co. Ltd.	622,600	14,384,497
Nisshin Seifun Group, Inc.	578,900	7,178,948
Nissin Foods Holdings Co. Ltd.	180,200	15,193,662
Toyo Suisan Kaisha Ltd.	224,300	9,277,534
Yakult Honsha Co. Ltd.	353,100	19,592,051
		136,168,774
Gas Utilities — 0.4%
Osaka Gas Co. Ltd.	923,200	14,526,405
Tokyo Gas Co. Ltd.	897,200	20,344,978
		34,871,383
Ground Transportation — 2.8%
Central Japan Railway Co.	460,400	58,670,309
East Japan Railway Co.	840,800	47,601,186
Hankyu Hanshin Holdings, Inc.	536,000	17,807,470
Keio Corp.	274,600	9,127,870
Keisei Electric Railway Co. Ltd.	381,500	15,834,252
Kintetsu Group Holdings Co. Ltd.	420,300	14,099,640
Kyushu Railway Co.	349,400	7,661,604
Nagoya Railroad Co. Ltd.	440,600	7,094,693
Odakyu Electric Railway Co. Ltd. (a)	781,600	11,419,506
Seibu Holdings, Inc.	600,100	6,672,770
Tobu Railway Co. Ltd.	468,500	12,397,462
Tokyu Corp.	1,388,200	17,613,045
West Japan Railway Co.	541,200	22,234,853
		248,234,660
Health Care Equipment & Supplies — 2.6%
Asahi Intecc Co. Ltd. (a)	524,800	10,769,572
Hoya Corp.	796,300	92,736,630
Olympus Corp.	2,811,400	45,873,426

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Equipment & Supplies — continued
Sysmex Corp.	376,000	25,460,882
Terumo Corp.	1,664,300	54,504,318
		229,344,828
Health Care Providers & Services — 0.1%
Medipal Holdings Corp.	477,800	8,192,619
Health Care Technology — 0.2%
M3, Inc.	954,200	22,064,756
Hotels, Restaurants & Leisure — 1.2%
McDonald's Holdings Co. Japan Ltd.	191,200	7,526,236
Oriental Land Co. Ltd.	2,586,300	99,193,747
		106,719,983
Household Durables — 4.5%
Haseko Corp.	502,000	6,535,432
Iida Group Holdings Co. Ltd.	388,900	6,822,277
Nikon Corp.	717,300	9,481,108
Open House Group Co. Ltd.	158,700	6,038,901
Panasonic Holdings Corp.	5,180,600	63,946,175
Rinnai Corp.	270,200	5,882,848
Sekisui Chemical Co. Ltd.	957,100	14,537,880
Sekisui House Ltd.	1,476,100	30,114,946
Sharp Corp. * (a)	506,400	3,011,138
Sony Group Corp.	2,800,600	262,321,685
		408,692,390
Household Products — 0.5%
Lion Corp.	651,800	6,227,994
Unicharm Corp.	982,000	36,332,706
		42,560,700
Industrial Conglomerates — 1.9%
Hikari Tsushin, Inc.	45,200	6,707,097
Hitachi Ltd.	2,084,000	136,428,062
Toshiba Corp.	965,700	31,178,802
		174,313,961
Industrial REITs — 0.3%
GLP J-REIT	10,466	10,310,732
Nippon Prologis REIT, Inc.	6,143	12,561,878
		22,872,610
Insurance — 3.2%
Dai-ichi Life Holdings, Inc.	2,201,600	44,982,487
Japan Post Holdings Co. Ltd.	5,080,500	37,100,808
Japan Post Insurance Co. Ltd.	447,300	7,228,448
MS&AD Insurance Group Holdings, Inc.	990,600	36,843,715
Sompo Holdings, Inc.	769,100	34,002,491

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Insurance — continued
T&D Holdings, Inc.	1,312,000	21,331,571
Tokio Marine Holdings, Inc.	4,451,600	102,364,487
		283,854,007
Interactive Media & Services — 0.2%
Z Holdings Corp.	5,941,600	16,565,242
IT Services — 2.1%
Fujitsu Ltd.	402,200	52,080,801
Itochu Techno-Solutions Corp.	206,500	5,233,567
NEC Corp.	610,000	30,863,211
Nomura Research Institute Ltd.	966,200	27,454,497
NTT Data Group Corp.	1,431,300	19,911,098
Obic Co. Ltd.	147,200	24,087,836
Otsuka Corp.	257,900	10,739,820
SCSK Corp.	340,700	5,664,157
TIS, Inc.	495,300	12,562,688
		188,597,675
Leisure Products — 0.9%
Bandai Namco Holdings, Inc.	1,483,200	33,556,745
Sega Sammy Holdings, Inc.	358,600	7,840,654
Shimano, Inc.	184,400	27,794,092
Yamaha Corp.	381,300	14,774,688
		83,966,179
Machinery — 4.9%
Daifuku Co. Ltd.	844,900	18,070,004
FANUC Corp.	2,128,600	65,119,064
Hitachi Construction Machinery Co. Ltd.	227,000	6,811,936
Hoshizaki Corp.	267,500	10,258,866
Kawasaki Heavy Industries Ltd.	371,900	9,484,654
Komatsu Ltd.	2,166,700	60,698,909
Kubota Corp.	2,517,600	38,030,821
Kurita Water Industries Ltd.	234,700	9,438,505
Makita Corp.	625,200	17,556,283
MINEBEA MITSUMI, Inc.	899,900	16,668,652
MISUMI Group, Inc.	635,100	11,618,604
Mitsubishi Heavy Industries Ltd.	747,100	35,445,455
NGK Insulators Ltd.	585,900	7,185,632
SMC Corp.	137,800	72,009,190
Toyota Industries Corp.	458,800	33,156,189
Yaskawa Electric Corp.	589,400	25,621,387
		437,174,151
Marine Transportation — 0.5%
Mitsui OSK Lines Ltd. (a)	807,000	20,862,411
Nippon Yusen KK	1,136,900	27,656,413
		48,518,824

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Media — 0.3%
CyberAgent, Inc.	919,600	5,813,483
Dentsu Group, Inc.	499,100	16,700,577
Hakuhodo DY Holdings, Inc.	675,900	7,775,840
		30,289,900
Metals & Mining — 1.0%
JFE Holdings, Inc.	1,280,200	20,708,404
Nippon Steel Corp.	2,110,000	48,226,948
Sumitomo Metal Mining Co. Ltd.	611,100	21,104,474
		90,039,826
Office REITs — 0.4%
Japan Real Estate Investment Corp.	3,175	12,770,159
Nippon Building Fund, Inc.	3,766	15,786,365
Orix JREIT, Inc.	6,167	7,845,766
		36,402,290
Oil, Gas & Consumable Fuels — 0.7%
ENEOS Holdings, Inc.	6,739,200	24,450,758
Idemitsu Kosan Co. Ltd.	503,652	10,635,540
Inpex Corp.	2,345,100	30,280,460
		65,366,758
Paper & Forest Products — 0.1%
Oji Holdings Corp.	2,253,700	8,898,285
Passenger Airlines — 0.2%
ANA Holdings, Inc. *	354,700	8,503,598
Japan Airlines Co. Ltd.	321,600	6,962,840
		15,466,438
Personal Care Products — 1.0%
Kao Corp.	1,035,300	39,332,707
Kobayashi Pharmaceutical Co. Ltd.	125,300	6,887,907
Kose Corp.	79,000	7,736,173
Shiseido Co. Ltd.	887,700	38,920,377
		92,877,164
Pharmaceuticals — 5.6%
Astellas Pharma, Inc.	4,026,700	58,879,818
Chugai Pharmaceutical Co. Ltd.	1,416,200	42,147,877
Daiichi Sankyo Co. Ltd.	4,326,200	133,245,310
Eisai Co. Ltd.	660,400	41,667,008
Kyowa Kirin Co. Ltd.	562,000	10,731,774
Nippon Shinyaku Co. Ltd.	137,400	5,556,404
Ono Pharmaceutical Co. Ltd.	1,056,900	19,368,046
Otsuka Holdings Co. Ltd.	1,238,200	45,525,298
Santen Pharmaceutical Co. Ltd.	836,500	7,309,615
Shionogi & Co. Ltd.	624,600	26,175,775

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Pharmaceuticals — continued
Taisho Pharmaceutical Holdings Co. Ltd.	128,800	4,966,180
Takeda Pharmaceutical Co. Ltd.	3,520,900	107,651,001
		503,224,106
Professional Services — 1.5%
Persol Holdings Co. Ltd.	411,600	8,141,708
Recruit Holdings Co. Ltd.	3,770,000	130,576,512
		138,718,220
Real Estate Management & Development — 2.1%
Daito Trust Construction Co. Ltd.	154,000	16,565,551
Daiwa House Industry Co. Ltd.	1,483,800	40,328,100
Hulic Co. Ltd.	1,333,200	11,351,143
Mitsubishi Estate Co. Ltd.	2,794,200	34,244,853
Mitsui Fudosan Co. Ltd.	2,106,100	43,269,727
Nomura Real Estate Holdings, Inc.	252,500	6,262,767
Sumitomo Realty & Development Co. Ltd.	1,057,000	28,326,981
Tokyu Fudosan Holdings Corp.	1,345,300	7,997,734
		188,346,856
Residential REITs — 0.1%
Advance Residence Investment Corp. (a)	3,094	7,538,928
Retail REITs — 0.1%
Japan Metropolitan Fund Invest	15,531	10,652,680
Semiconductors & Semiconductor Equipment — 4.1%
Advantest Corp.	401,800	55,572,914
Disco Corp.	196,300	36,899,672
Lasertec Corp.	171,800	26,007,405
Renesas Electronics Corp. *	3,132,300	60,434,101
Rohm Co. Ltd.	193,600	18,141,924
SUMCO Corp.	781,800	11,392,328
Tokyo Electron Ltd.	1,047,500	157,216,201
		365,664,545
Software — 0.2%
Oracle Corp.	74,200	5,201,321
Trend Micro, Inc.	314,300	14,849,344
		20,050,665
Specialty Retail — 1.6%
ABC-Mart, Inc.	69,700	3,859,091
Fast Retailing Co. Ltd.	414,100	103,737,369
Nitori Holdings Co. Ltd.	192,400	23,559,884
USS Co. Ltd.	481,400	8,347,519
ZOZO, Inc.	246,000	4,802,419
		144,306,282
Technology Hardware, Storage & Peripherals — 1.6%
Brother Industries Ltd.	570,400	8,891,354
Canon, Inc.	2,316,400	59,868,245

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Technology Hardware, Storage & Peripherals — continued
FUJIFILM Holdings Corp.	918,800	53,350,741
Ricoh Co. Ltd.	1,355,600	12,058,973
Seiko Epson Corp. (a)	684,700	11,243,944
		145,413,257
Textiles, Apparel & Luxury Goods — 0.1%
Asics Corp.	418,600	13,204,823
Tobacco — 0.6%
Japan Tobacco, Inc.	2,443,200	54,213,642
Trading Companies & Distributors — 6.8%
ITOCHU Corp.	3,275,600	132,482,643
Marubeni Corp.	3,775,100	66,838,163
Mitsubishi Corp.	3,242,300	165,897,032
Mitsui & Co. Ltd.	3,433,600	134,013,740
MonotaRO Co. Ltd. (a)	544,700	6,647,977
Sojitz Corp.	462,100	10,971,307
Sumitomo Corp.	2,780,400	59,647,637
Toyota Tsusho Corp.	526,700	30,814,666
		607,313,165
Transportation Infrastructure — 0.1%
Japan Airport Terminal Co. Ltd.	205,500	9,576,395
Wireless Telecommunication Services — 3.2%
KDDI Corp.	3,478,400	102,375,228
SoftBank Corp.	6,171,900	68,535,913
SoftBank Group Corp.	2,253,500	114,618,507
		285,529,648
Total Common Stocks (Cost $8,825,691,569)		8,926,343,130
Short-Term Investments — 0.5%
Investment of Cash Collateral from Securities Loaned — 0.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (b) (c)	36,343,963	36,351,232
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (b) (c)	5,221,986	5,221,986
Total Investment of Cash Collateral from Securities Loaned (Cost $41,570,883)		41,573,218
Total Investments — 99.7% (Cost $8,867,262,452)		8,967,916,348
Other Assets Less Liabilities — 0.3%		29,254,906
NET ASSETS — 100.0%		8,997,171,254

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2023. The total value of securities on loan at July 31, 2023 is $39,068,288.

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2023.
Futures contracts outstanding as of July 31, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
TOPIX Index	420	09/07/2023	JPY	68,816,645	3,076,748

Abbreviations
JPY	Japanese Yen
TOPIX	Tokyo Stock Price Index

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
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Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
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Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
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Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Air Freight & Logistics	$—	$40,673,745	$—	$40,673,745
Automobile Components	—	195,306,559	—	195,306,559
Automobiles	—	743,433,913	—	743,433,913
Banks	—	587,003,217	—	587,003,217
Beverages	—	81,880,285	—	81,880,285
Broadline Retail	—	36,291,725	—	36,291,725

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Building Products	$—	$169,392,971	$—	$169,392,971
Capital Markets	—	78,956,064	—	78,956,064
Chemicals	—	341,979,828	—	341,979,828
Commercial Services & Supplies	—	67,210,787	—	67,210,787
Construction & Engineering	—	57,054,134	—	57,054,134
Consumer Finance	—	10,914,674	—	10,914,674
Consumer Staples Distribution & Retail	—	158,042,517	—	158,042,517
Diversified REITs	—	29,268,147	—	29,268,147
Diversified Telecommunication Services	—	76,239,025	—	76,239,025
Electric Utilities	—	52,356,330	—	52,356,330
Electrical Equipment	—	154,430,128	—	154,430,128
Electronic Equipment, Instruments & Components	—	456,471,286	—	456,471,286
Entertainment	—	189,902,894	—	189,902,894
Financial Services	—	73,728,286	—	73,728,286
Food Products	—	136,168,774	—	136,168,774
Gas Utilities	—	34,871,383	—	34,871,383
Ground Transportation	—	248,234,660	—	248,234,660
Health Care Equipment & Supplies	—	229,344,828	—	229,344,828
Health Care Providers & Services	—	8,192,619	—	8,192,619
Health Care Technology	—	22,064,756	—	22,064,756
Hotels, Restaurants & Leisure	7,526,236	99,193,747	—	106,719,983
Household Durables	—	408,692,390	—	408,692,390
Household Products	—	42,560,700	—	42,560,700
Industrial Conglomerates	—	174,313,961	—	174,313,961
Industrial REITs	—	22,872,610	—	22,872,610
Insurance	—	283,854,007	—	283,854,007
Interactive Media & Services	—	16,565,242	—	16,565,242
IT Services	—	188,597,675	—	188,597,675
Leisure Products	—	83,966,179	—	83,966,179
Machinery	—	437,174,151	—	437,174,151
Marine Transportation	—	48,518,824	—	48,518,824
Media	—	30,289,900	—	30,289,900
Metals & Mining	—	90,039,826	—	90,039,826
Office REITs	—	36,402,290	—	36,402,290
Oil, Gas & Consumable Fuels	—	65,366,758	—	65,366,758
Paper & Forest Products	—	8,898,285	—	8,898,285
Passenger Airlines	—	15,466,438	—	15,466,438
Personal Care Products	—	92,877,164	—	92,877,164
Pharmaceuticals	—	503,224,106	—	503,224,106
Professional Services	—	138,718,220	—	138,718,220
Real Estate Management & Development	—	188,346,856	—	188,346,856
Residential REITs	—	7,538,928	—	7,538,928
Retail REITs	—	10,652,680	—	10,652,680
Semiconductors & Semiconductor Equipment	—	365,664,545	—	365,664,545
Software	—	20,050,665	—	20,050,665
Specialty Retail	—	144,306,282	—	144,306,282
Technology Hardware, Storage & Peripherals	—	145,413,257	—	145,413,257

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Textiles, Apparel & Luxury Goods	$—	$13,204,823	$—	$13,204,823
Tobacco	—	54,213,642	—	54,213,642
Trading Companies & Distributors	—	607,313,165	—	607,313,165
Transportation Infrastructure	—	9,576,395	—	9,576,395
Wireless Telecommunication Services	—	285,529,648	—	285,529,648
Total Common Stocks	7,526,236	8,918,816,894	—	8,926,343,130
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	41,573,218	—	—	41,573,218
Total Investments in Securities	$49,099,454	$8,918,816,894	$—	$8,967,916,348
Appreciation in Other Financial Instruments
Futures Contracts	$3,076,748	$—	$—	$3,076,748
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2023	Shares at July 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (a) (b)	$10,118,832	$607,205,740	$581,000,000	$24,325	$2,335	$36,351,232	36,343,963	$1,589,056	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	9,777,050	504,720,420	509,275,484	—	—	5,221,986	5,221,986	424,832	—
Total	$19,895,882	$1,111,926,160	$1,090,275,484	$24,325	$2,335	$41,573,218		$2,013,888	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2023.